Share-based Compensation - Stock Option Plan (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2019 $ / shares
Fair value assumptions
Total share-based compensation expense			¥ 2,286		¥ 8,161	¥ 8,803
Share-based Compensation
Total share-based compensation expense			2,286		8,161	8,803
Fulfillment expenses
Fair value assumptions
Total share-based compensation expense			159		429	283
Share-based Compensation
Total share-based compensation expense			159		429	283
Marketing expenses
Fair value assumptions
Total share-based compensation expense			1,289		4,859	4,627
Share-based Compensation
Total share-based compensation expense			1,289		4,859	4,627
Technology and content development expenses
Fair value assumptions
Total share-based compensation expense			(11)		364	424
Share-based Compensation
Total share-based compensation expense			(11)		364	424
General and administrative expenses
Fair value assumptions
Total share-based compensation expense			849		2,509	3,469
Share-based Compensation
Total share-based compensation expense			¥ 849		¥ 2,509	¥ 3,469
Stock options
Number of shares
Number of shares outstanding in the beginning | shares		1,135,317	1,135,317
Granted | shares		20,000	20,000
Forfeited | shares		(28,927)	(28,927)
Number of shares outstanding at the end | shares		1,126,390	1,126,390		1,135,317
Vested and expected to vest at the end | shares		1,117,669	1,117,669
Weighted average exercise price
Weighted average exercise price, outstanding in the beginning | $ / shares		$ 0.001
Granted | $ / shares		0.001
Forfeited | $ / shares		0.001
Weighted average exercise price, outstanding at the end | $ / shares		0.001		$ 0.001
Vested and expected to vest , weighted average exercise price | $ / shares		$ 0.001
Weighted average remaining contractual term		4 years 9 months 21 days	4 years 9 months 21 days
Vested and expected to vest , weighted average remaining contractual term		4 years 9 months 10 days	4 years 9 months 10 days
Aggregate intrinsic value | $		$ 1,080
Vested and expected to vest , Aggregate intrinsic value | $		$ 1,072
Options exercisable (in shares) | shares		1,102,365							1,102,365
Options exercisable, Weighted average exercise price | $ / shares		$ 0.001
Options exercisable, Weighted average remaining contractual term		4 years 8 months 19 days	4 years 8 months 19 days
Options exercisable, Aggregate intrinsic value | $		$ 1,057
Fair value assumptions
Expected volatility minimum range					52.70%	48.70%
Expected volatility maximum range		65.96%	65.96%		68.78%	52.67%
Risk-free interest rate minimum range (per annum)					0.16%	1.58%
Risk-free interest rate maximum range (per annum)		0.25%	0.25%		0.23%	2.41%
Exercise multiple lower range		2.2	2.2		2.2	2.2
Expected dividend yield		0.00%	0.00%		0.00%	0.00%
Expected term (in years)		10 years	10 years		10 years	10 years
Fair value of the underlying shares on the date of option grants (per share) | $ / shares		$ 4.92
Fair value of options granted to employees			¥ 98		¥ 74	¥ 14,734
Total share-based compensation expense	¥ 31,200		¥ 2,286		8,161	8,803
Total unrecognized compensation expense									¥ 635
Unrecognized compensation expense, weighted average period of recognition		2 years 21 days	2 years 21 days
Share-based Compensation
Total share-based compensation expense	¥ 31,200		¥ 2,286		¥ 8,161	¥ 8,803
Stock options | 2017 Plan
Share-based Compensation
Plan valid and effective period								10 years
Stock options | Class A ordinary shares | 2017 Plan
Share-based Compensation
Maximum aggregate number of shares that may be issued | shares								1,307,672
Minimum | Stock options
Fair value assumptions
Fair value of the underlying shares on the date of option grants (per share) | $ / shares				6.459						$ 11.779
Maximum | Stock options
Fair value assumptions
Fair value of the underlying shares on the date of option grants (per share) | $ / shares				$ 7.519						$ 17.519
Employee | Stock options | 2017 Plan
Share-based Compensation
Service period for vesting							4 years
Vesting percentage for each year (as a percent)								25.00%